Litigation And Related Contingencies (Details) $ in Millions	12 Months Ended	35 Months Ended
	Apr. 30, 2018 USD ($) lawsuit	Nov. 30, 2007 item	Apr. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Document Fiscal Year Focus	2018
Accrued obligations under indemnifications	$ 2.7		$ 2.3
Document Period End Date	Apr. 30, 2018
Number of lawsuits | lawsuit	21
Securitization transactions | item		39
Principal Assets of SCC	$ 300.0
Pending Litigation
Loss Contingencies [Line Items]
Initial principal on loans securitized	14,000.0
Principal outstanding on loans securitized	$ 3,400.0